Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	THE LGL GROUP, INC.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-00106
Entity, Tax Identification Number	38-1799862
Entity, Address, Address Line One	3100 Clarendon Blvd, Suite 1200
Entity, Address, City or Town	Arlington
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22201
City Area Code	571
Local Phone Number	543-1946
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	LGL
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000061004